Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The policy prohibits directors, officers and employees from trading in Company securities when in possession of material nonpublic information and requires Company insiders to trade during quarterly trading window periods and to pre-clear transactions. As provided in the policy, from time to time, Valmont may engage in transactions in its own securities. Valmont’s policy is to comply with all applicable securities and state laws (including appropriate approvals by the Valmont Board of Directors) when engaging in transactions in Valmont securities. Valmont purchases its securities pursuant to the board-authorized share repurchase program either during quarterly trading windows established for Valmont insiders or pursuant to written trading plans complying with SEC Rule 10b5-1.
The Human Resources Committee generally grants equity awards at regularly scheduled meetings in February (for performance share units) and December (for stock options and restricted stock units) of each year and does not time the granting of equity awards to the disclosure of material nonpublic information or to the fluctuation in the market value of the Company’s common stock.
The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The policy prohibits directors, officers and employees from trading in Company securities when in possession of material nonpublic information and requires Company insiders to trade during quarterly trading window periods and to pre-clear transactions. As provided in the policy, from time to time, Valmont may engage in transactions in its own securities. Valmont’s policy is to comply with all applicable securities and state laws (including appropriate approvals by the Valmont Board of Directors) when engaging in transactions in Valmont securities.